Share-Based Compensation (Share-based Compensation to Senior Management and Certain Key Employees before Initial Public Offering, Restricted Share Units Activity) (Details) (Class B Restricted Share Units [Member], USD $)
	12 Months Ended
	Dec. 31, 2012
Class B Restricted Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Units, Unvested, Beginning balance	635,000
Number of Units, Granted	0
Number of Units, Vested	(635,000)	[1]
Number of Units, Forfeited	0
Number of Units, Unvested, Ending balance	0
Number of Units, Expected to vest thereafter	0
Weighted-Average Grant-Date Fair Value, Unvested, Beginning balance	$ 1.98
Weighted-Average Grant-Date Fair Value, Vested	$ 1.98	[1]

[1]	including 405,000 shares not settled as of December 31, 2012.